Investments - Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments
Cost or Amortized Cost	$ 41,783
Fair Value	45,549
Fixed maturity securities
Investments
Cost or Amortized Cost	31,969	$ 77,093
Gross Unrealized Gains	3,696	8,870
Gross Unrealized Losses	(17)	(215)
Fair Value	35,648	85,748
Fixed maturity securities | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	294	359
Fixed maturity securities | United States government and government agencies and authorities
Investments
Cost or Amortized Cost	685	646
Gross Unrealized Gains	146	167
Gross Unrealized Losses	0	0
Fair Value	831	813
Fixed maturity securities | United States government and government agencies and authorities | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | States, municipalities and political subdivisions
Investments
Cost or Amortized Cost	6,347	24,128
Gross Unrealized Gains	410	1,547
Gross Unrealized Losses	0	(1)
Fair Value	6,757	25,674
Fixed maturity securities | States, municipalities and political subdivisions | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Foreign governments
Investments
Cost or Amortized Cost	255	255
Gross Unrealized Gains	114	114
Gross Unrealized Losses	0	0
Fair Value	369	369
Fixed maturity securities | Foreign governments | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Commercial mortgage-backed
Investments
Cost or Amortized Cost		385
Gross Unrealized Gains		6
Gross Unrealized Losses		0
Fair Value		391
Fixed maturity securities | Commercial mortgage-backed | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI		0
Fixed maturity securities | Residential mortgage-backed
Investments
Cost or Amortized Cost	3,129	6,356
Gross Unrealized Gains	494	925
Gross Unrealized Losses	0	(9)
Fair Value	3,623	7,272
Fixed maturity securities | Residential mortgage-backed | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	294	438
Fixed maturity securities | U.S. corporate
Investments
Cost or Amortized Cost	17,734	38,997
Gross Unrealized Gains	1,915	5,309
Gross Unrealized Losses	(17)	(198)
Fair Value	19,632	44,108
Fixed maturity securities | U.S. corporate | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	(79)
Fixed maturity securities | Foreign corporate
Investments
Cost or Amortized Cost	3,819	6,326
Gross Unrealized Gains	617	802
Gross Unrealized Losses	0	(7)
Fair Value	4,436	7,121
Fixed maturity securities | Foreign corporate | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Equity securities | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	139	6,932
Gross Unrealized Gains	87	611
Gross Unrealized Losses	0	(124)
Fair Value	226	7,419
Equity securities | Non-redeemable preferred stocks | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	$ 0	$ 0